Condensed Consolidated Interim Statements of Cash Flows - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Net (loss) income	$ (27,968,577)	$ 16,187,424
Items related to investment activities
Welfare oil duty	116,951,434	103,067,978
Income taxes and duties	394,222	1,376,867
Depreciation and amortization of wells, pipelines, properties, plant and equipment	87,740,819	73,397,952
Amortization of intangible assets	127,106	96,994
Impairment of wells, pipelines, properties, plant and equipment	699,170	40,193,684
Capitalized unsuccessful wells	0	7,148,537
Unsuccessful wells from intangible assets	1,569,446	3,363,914
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	2,241,434	1,570,960
Depreciation of rights of use	3,378,943	3,067,589
Impairment of leases	9,043,498	0
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	3,365,500	4,238,600
(Profit) sharing in associates, net	(381,061)	(366,102)
Unrealized foreign exchange (income) loss	(41,597,091)	(111,858,331)
Financing cost	77,876,697	79,868,780
Financing income	(13,886,330)	(7,087,585)
Funds from operating activities	219,555,210	214,267,261
Profit-sharing duty and Welfare duty paid	(110,725,616)	(102,240,195)
Derivative financial instruments	11,765,681	(35,792,326)
Customers and accounts receivable	(29,591,061)	17,322,603
Inventories	(14,521,075)	(19,102,156)
Accounts payable and accrued expenses	20,440,761	3,799,828
Suppliers	(45,126,365)	(27,995,360)
Provisions for sundry creditors	6,888,849	22,056,462
Employee benefits	36,486,513	30,384,912
Other taxes and duties	(9,217,968)	(3,898,478)
Net cash flows from operating activities	85,954,929	98,802,551
Investing activities
Interest collected	4,807,854	4,318,604
Other assets	1,763,571	876,043
Acquisition of wells, pipelines, properties, plant and equipment	(71,930,382)	(94,016,601)
Acquisition of intangible assets	(3,451,515)	(4,173,926)
Net cash flows (used in) investing activities	(68,810,472)	(92,995,880)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	100,443,968	94,538,938
Increase in contractual liabilities	58,638,810	0
Interest paid from contractual liabilities	(5,136,478)	0
Collections from the Mexican Government	21,419,618	10,765,584
Interest collected from the Mexican Government	0	1,152,297
Lease payments	(3,938,056)	(3,354,109)
Interest of lease paid	(942,825)	(959,689)
Loans obtained from financial institutions	337,891,816	482,723,731
Debt payments, principal only	(480,609,388)	(494,440,865)
Interest paid	(67,326,919)	(80,348,383)
Net cash flows (used in) from financing activities	(39,559,454)	10,077,504
Net (decrease) increase in cash and cash equivalents	(22,414,997)	15,884,175
Effects of foreign exchange on cash balances	(1,557,970)	(8,357,420)
Cash and cash equivalents at the beginning of the period	162,651,289	88,841,826
Cash and cash equivalents at the end of the period (Note 9)	$ 138,678,322	$ 96,368,581